Consolidated Statements of Comprehensive Income [Parenthetical] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax effect on unrecognized actuarial gain (loss)	$ (25)	$ 6	$ (168)